Notes to the Consolidated Statements of Operations - Additional Information (Details) - EUR (€) € in Thousands	1 Months Ended		3 Months Ended		9 Months Ended
	Jul. 31, 2024	Aug. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Aug. 31, 2024
Notes to the Consolidated Statements of Operations
Revenue recognized			€ 493,902	€ 16,483	€ 520,711	€ 31,191
Upfront Payments Received Or Receivable							€ 400,000
Revenue recognized from upfront and milestones payments			490,589	6,192	507,133	14,737
Costs related to the restructuring			4,823		4,377
Goods or services transferred over time
Notes to the Consolidated Statements of Operations
Revenue recognized			93,754	8,572	114,588	22,377
Goods or services transferred at point in time
Notes to the Consolidated Statements of Operations
Revenue recognized			400,149	7,911	406,124	8,814
Research and development services combined with Ip license | Goods or services transferred over time
Notes to the Consolidated Statements of Operations
Revenue recognized			90,589	6,192	107,133	14,737
Product | Goods or services transferred at point in time
Notes to the Consolidated Statements of Operations
Revenue recognized			149	7,911	6,124	8,814
Research and development services | Goods or services transferred over time
Notes to the Consolidated Statements of Operations
Revenue recognized			3,165	2,380	7,454	7,640
Granting of IP Licenses | Goods or services transferred at point in time
Notes to the Consolidated Statements of Operations
Revenue recognized			400,000		400,000
GSK [Member] | Collaboration Agreement For Research, Development, Manufacturing And Commercialization Of mRNA-based Vaccines
Notes to the Consolidated Statements of Operations
Revenue recognized					508,323
GSK [Member]
Notes to the Consolidated Statements of Operations
Amount of development milestone			10,000		10,000	1,087
Upfront Payments Received Or Receivable			635,000		635,000
Revenue recognized from upfront and milestones payments			490,382	5,816	503,715	13,313
Amount Eligible To Receive As Development And Regulatory Milestone Payments							550,000
Amount Eligible To Receive As Commercial Milestone Payments							€ 500,000
GSK [Member] | Research and development services
Notes to the Consolidated Statements of Operations
Revenue recognized		€ 100,000
Revenue recognized from upfront and milestones payments	€ 80,382
GSK [Member] | Belgium
Notes to the Consolidated Statements of Operations
Revenue recognized			€ 490,701	€ 15,935	€ 508,323	€ 28,691